Financial - risk management objectives and policies - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial - risk management [Line Items]
Lease liabilities	$ 7,839	$ 7,503
Total	25,086	265,692
Minera Yanacocha SRL and subsidiary [Member]
Financial - risk management [Line Items]
Lease liabilities	$ 330	$ 596